Fair Value Disclosures - Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value (Details) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Commercial mortgage loans on real estate	$ 43.9	$ 47.4
Policy loans	5.3	5.6
Level 1
Financial assets:
Commercial mortgage loans on real estate	0.0	0.0
Policy loans	5.3	5.6
Other investments	0.0	0.0
Total financial assets	5.3	5.6
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Level 2
Financial assets:
Commercial mortgage loans on real estate	0.0	0.0
Policy loans	0.0	0.0
Other investments	0.0	0.0
Total financial assets	0.0	0.0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Level 3
Financial assets:
Commercial mortgage loans on real estate	50.0	50.8
Policy loans	0.0	0.0
Other investments	0.2	0.2
Total financial assets	50.2	51.0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	241.2	230.0
Carrying Value
Financial assets:
Commercial mortgage loans on real estate	43.9	47.4
Policy loans	5.3	5.6
Other investments	0.2	0.2
Total financial assets	49.4	53.2
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	194.1	196.3
Total
Financial assets:
Commercial mortgage loans on real estate	50.0	50.8
Policy loans	5.3	5.6
Other investments	0.2	0.2
Total financial assets	55.5	56.6
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 241.2	$ 230.0